Consolidated Statements of Income and Comprehensive Income/(Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 307,747	$ 314,916	$ 289,166
Cost of revenue		(305,203)	(310,618)	(285,037)
Gross profit		2,544	4,298	4,129
General and administrative expenses		(7,077)	(3,592)	(3,007)
Profit/(loss) from operations		(4,533)	706	1,122
Other income:
Foreign exchange gain			5	3
Interest income		63	183	250
Gain on disposal of property			177
Shipping charges reimbursed		141	50
Other income		2	5	2
Total other income		206	420	255
Income/(loss) before income tax		(4,327)	1,126	1,377
Income tax expense		(136)	(98)	(225)
NET INCOME/(LOSS)		(4,463)	1,028	1,152
TOTAL COMPREHENSIVE INCOME/(LOSS)		$ (4,463)	$ 1,028	$ 1,152
Net income/(loss) per Share
Basic (in Dollars per share)	[1]	$ (0.29)	$ 0.07	$ 0.08
Diluted (in Dollars per share)	[1]	$ (0.29)	$ 0.07	$ 0.08
Weighted average number of ordinary shares outstanding Basic (in Shares)	[1]	15,647,260	15,000,000	15,000,000
Weighted average number of ordinary shares outstanding Diluted (in Shares)	[1]	15,647,260	15,000,000	15,000,000

[1]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.